Offerings	Jul. 02, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 0-11	true
Transaction Valuation	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	N/A
Offering: 2
Offering:
Fee Previously Paid	true
Rule 0-11	true
Transaction Valuation	$ 51,913,127.88
Amount of Registration Fee	$ 7,169.20
Offering Note	The fee of $7,169.20 was paid in connection with the filing of the Schedule TO by Federated Hermes Project and Trade Finance Tender Fund (File No. 005-89950) on April 16, 2026 (the "Schedule TO"). This is the final amendment to the Schedule TO and is being filed to report the results of the offer.